John Hancock Funds II

Absolute Return Currency Fund (Class A, C, I, R2, R4, R6 shares prospectus)

Diversified Strategies Fund (Class A and Class I shares prospectuses)

Fundamental All Cap Core Fund (Class A, C, I, R2, R4, R6 shares prospectus)

Fundamental Large Cap Value Fund (Class A, C, I, R2, R4, R6 shares prospectus)

Global Absolute Return Strategies Fund (Class A, C, I, R2, R6 shares prospectus)

Global Income Fund (Class A, I and Class C, R1, R2, R3, R4, R5, R6 shares prospectuses)

Short Duration Credit Opportunities Fund (Class A, C, I, R2, R4, R6 shares prospectus)

Technical Opportunities Fund (Class A, C, I shares prospectus) (each a “fund”)

Multimanager Lifestyle Aggressive Portfolio (formerly Lifestyle Aggressive Portfolio)

Multimanager Lifestyle Balanced Portfolio (formerly Lifestyle Balanced Portfolio)

Multimanager Lifestyle Conservative Portfolio (formerly Lifestyle Conservative Portfolio)

Multimanager Lifestyle Growth Portfolio (formerly Lifestyle Growth Portfolio)

Multimanager Lifestyle Moderate Portfolio (formerly Lifestyle Moderate Portfolio) (each a “Portfolio”)

Supplement dated August 1, 2017 to the current prospectus (the prospectus), as may be supplemented

Effective immediately, under “TRANSACTION POLICIES” in the “Exchanges” section, the fifth or sixth paragraph, as applicable, is revised and restated as follows:

Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Absolute Return Currency Fund (Class A, C, I, R2, R4, R6 shares prospectus)

Fundamental All Cap Core Fund (Class A, C, I, R2, R4, R6 shares prospectus)

Fundamental Large Cap Value Fund (Class A, C, I, R2, R4, R6 shares prospectus)

Global Absolute Return Strategies Fund (Class A, C, I, R2, R6 shares prospectus)

Global Income Fund (Class A, I shares prospectus)

Short Duration Credit Opportunities Fund (Class A, C, I, R2, R4, R6 shares prospectus)

Technical Opportunities Fund (Class A, C, I shares prospectus) (each a “fund”)

Supplement dated August 1, 2017 to the current prospectus (the prospectus), as may be supplemented

Effective immediately, under “CHOOSING AN ELIGIBLE SHARE CLASS” in the “Class A shares” section, the following is added as the fourth bullet:

●	Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.

In addition, under “SALES CHARGE REDUCTIONS AND WAIVERS” in the “Waivers for certain investors” section, the ninth bullet is revised and restated as follows:

Participants in certain group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Choosing an eligible share class” section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial advisor for further information

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Absolute Return Currency Fund

Fundamental All Cap Core Fund

Fundamental Large Cap Value Fund

Short Duration Credit Opportunities Fund (each a “fund”)

Supplement dated August 1, 2017 to the current Class A, C, I, R2, R4, R6 shares prospectus (the prospectus), as may be supplemented

Effective immediately, in the summary section of the prospectus the following section under “PURCHASE AND SALE OF FUND SHARES” is revised and restated as follows:

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. There are no minimum initial investment requirements for Class R2 or Class R4 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund’s portfolio management team. There are no subsequent minimum investment requirements for any of these share classes.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class A and Class C	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment or for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Diversified Strategies Fund (the “fund”)

Supplement dated August 1, 2017 to the current Class A shares prospectus (the prospectus), as may be supplemented

Effective immediately, in the summary section of the prospectus the following section under “PURCHASE AND SALE OF FUND SHARES” is revised and restated as follows:

The minimum initial investment requirement for Class A shares of the fund is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. There are no subsequent investment requirements. Shares may be redeemed on any business day through our website, jhinvestments.com; by mail, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or by telephone, 800-225-5291.

In addition, effective immediately, under “INVESTING IN CLASS A SHARES” in the “Class A shares” section, the following is added as the fourth bullet:

●	Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.

Also, under “SALES CHARGE REDUCTIONS AND WAIVERS” in the “Waivers for certain investors” section, the ninth bullet is revised and restated as follows:

Participants in certain group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Investing in Class A Shares” section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial advisor for further information.

Also effective immediately, in the “Your account” section, the third bullet in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

●	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Global Absolute Return Strategies Fund (the “fund”)

Supplement dated August 1, 2017 to the current Class A, C, I, R2, R6 shares prospectus (the prospectus), as may be supplemented

Effective immediately, in the summary section of the prospectus the following section under “PURCHASE AND SALE OF FUND SHARES” is revised and restated as follows:

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. There are no minimum initial investment requirements for Class R2 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund’s portfolio management team. There are no subsequent minimum investment requirements for any of these share classes.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class A and Class C	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment or for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Global Income Fund (the “fund”)

Supplement dated August 1, 2017 to the current Class A, I shares prospectus (the prospectus), as may be supplemented

Effective immediately, in the summary section of the prospectus, the following section under “PURCHASE AND SALE OF FUND SHARES” is revised and restated as follows:

The minimum initial investment requirement for Class A shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. There are no subsequent minimum investment requirements for any of these share classes.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class A	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment or for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Global Income Fund (the “fund”)

Supplement dated August 1, 2017 to the current Class C, R1, R2, R3, R4, R5, R6 shares prospectus (the prospectus), as may be supplemented

Effective immediately, in the summary section of the prospectus the following section under “PURCHASE AND SALE OF FUND SHARES” is revised and restated as follows:

The minimum initial investment requirement for Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. There are no minimum initial investment requirements for Class R1, Class R2, Class R3, Class R4, or Class R5 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund’s portfolio management team. There are no subsequent minimum investment requirements for any of these share classes.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class C	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment or for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Multimanager Lifestyle Aggressive Portfolio (formerly Lifestyle Aggressive Portfolio)

Multimanager Lifestyle Balanced Portfolio (formerly Lifestyle Balanced Portfolio)

Multimanager Lifestyle Conservative Portfolio (formerly Lifestyle Conservative Portfolio)

Multimanager Lifestyle Growth Portfolio (formerly Lifestyle Growth Portfolio)

Multimanager Lifestyle Moderate Portfolio (formerly Lifestyle Moderate Portfolio) (each a “Portfolio”)

Supplement dated August 1, 2017 to the current prospectus (the prospectus), as may be supplemented

Effective immediately, in the summary section of the prospectus the following section under “PURCHASE AND SALE OF FUND SHARES” is revised and restated as follows:

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. There are no minimum initial investment requirements for Class R1, Class R2, Class R3, Class R4, or Class R5 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund’s portfolio management team. There are no subsequent minimum investment requirements for any of these share classes. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment.

In addition, effective immediately, under “CHOOSING AN ELIGIBLE SHARE CLASS” in the “Class A shares” section, the following is added as the fourth bullet:

●	Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.

Also, under “SALES CHARGE REDUCTIONS AND WAIVERS” in the “Waivers for certain investors” section, the eighth bullet is revised and restated as follows:

Participants in certain group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Choosing an eligible share class” section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial advisor for further information.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class A and Class C	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment or for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Technical Opportunities Fund (the “fund”)

Supplement dated August 1, 2017 to the current Class A, C, I shares prospectus (the prospectus), as may be supplemented

Effective immediately, in the summary section of the prospectus the following section under “PURCHASE AND SALE OF FUND SHARES” is revised and restated as follows:

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. There are no subsequent minimum investment requirements for any of these share classes.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class A and Class C	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment or for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK FUNDS II	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK FUNDS III	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK INVESTMENT TRUST

Supplement dated August 1, 2017 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, the following paragraphs in the “SALES COMPENSATION” section are revised and restated as follows:

Initial Compensation. Whenever an investor purchases Class A, Class B, or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation.”

Annual Compensation. Except as provided below, for Class A share purchases of a Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 fee of 0.25% of its average daily net assets. This Rule 12b-1 fee is paid monthly in arrears.

For Class A investments of $1 million or more and investments by certain retirement plans, Class B, and Class C shares of the Funds, beginning in the second year after an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares of a Fund, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.

Effective immediately, the following section under the heading “ADDITIONAL SERVICES AND PROGRAMS” is amended and restated as follows:

Conversion Privilege. Provided a Fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor who purchases Class I or R6 shares of such Fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the Fund, may be afforded an opportunity to make a conversion of (i) Class A or Class C shares of the Fund also owned by the investor to Class I shares or Class R6 shares of the Fund; or (ii) Class I shares of the Fund also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.

In addition: (i) Trustees; (ii) employees of the Advisor or its affiliates; and (iii) members of a fund’s portfolio management team, may make a conversion of Class A shares also owned by the investor in the same fund to Class R6 shares or, if Class R6 shares are unavailable, Class I shares of that fund.

The conversion of one share class to another share class of the same fund in the particular circumstances described above, should not cause the investor to realize taxable gain or loss. For further details, see “Additional Information Concerning Taxes” for information regarding the tax treatment of such conversions.

Effective immediately, the following paragraph will be added or restated in the “ADDITIONAL INFORMATION CONCERNING TAXES” section:

A shareholder exchanging shares of one Fund for shares of another Fund will be treated for tax purposes as having sold the shares of the first Fund, realizing tax gain or loss on such exchange. A shareholder exercising a right to convert one class of Fund shares to a different class of shares of the same Fund should not realize taxable gain or loss.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds II

Absolute Return Currency Fund

Diversified Strategies Fund

Fundamental All Cap Core Fund

Fundamental Large Cap Value Fund

Global Absolute Return Strategies Fund

Global Income Fund

Short Duration Credit Opportunities Fund

Technical Opportunities Fund (each a “Fund”)

Supplement dated August 1, 2017 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, the “First Year Broker or Other Selling Firm Compensation” table in the “SALES COMPENSATION” section is revised and restated as follows:

First Year Broker or Other Selling Firm Compensation

	Investor pays sales charge (% of offering price)(1)	Selling Firm receives commission(2)	Selling Firm receives Rule 12b-1 service fee	Total Selling Firm compensation(3)(4)
Class A investments (Diversified Strategies Fund, Fundamental All Cap Core Fund, Fundamental Large Cap Value Fund, Global Absolute Return Strategies Fund, and Technical Opportunities Fund)(5)
Up to $49,999	5.00%	4.25%	0.25%	4.50%
$50,000 - $99,999	4.50%	3.75%	0.25%	4.00%
$100,000 - $249,999	3.50%	2.85%	0.25%	3.10%
$250,000 - $499,999	2.50%	2.10%	0.25%	2.35%
$500,000 - $999,999	2.00%	1.60%	0.25%	1.85%

Class A investments (Global Income Fund)(5)
Less than $100,000	4.00%	3.50%	0.25%	3.75%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.05%	0.25%	2.30%
$500,000 - $999,999	2.00%	1.75%	0.25%	2.00%

Class A investments (Short Duration Credit Opportunities Fund)(5)
Less than $100,000	2.50%	2.00%	0.25%	2.25%
$100,000 - $249,999	2.00%	1.50%	0.25%	1.75%

Class A investments (Absolute Return Currency Fund)(5)
Up to $99,9999	3.00%	2.50%	0.25%	2.75%
$100,000 - $249,999	2.50%	2.00%	0.25%	2.25%
$250,000 - $499,999	2.00%	1.50%	0.25%	1.75%
$500,000 - $999,999	1.50%	1.25%	0.25%	1.50%

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Investments in Class A shares of $1 million or more (Each Fund other than Short Duration Credit Opportunities Fund)(6)
First $1M - $4,999,999	-–	0.75%	0.25%	1.00%
Next $1 - $5M above that	-–	0.25%	0.25%	0.50%
Next $1 or more above that	-–	0.00%	0.25%	0.25%

Investments in Class A shares of $250,000 or more (Short Duration Credit Opportunities Fund(6)
$250,000 -$9,999,999	-–	0.25%	0.25%	0.50%
$10 M and over	-–	-–	0.25%	0.25%

Investments in Class A shares by certain Retirement Plans(6)
First $1 - $4,999,999	-–	0.75%	0.25%	1.00%
Next $1 - $5M above that	-–	0.25%	0.25%	0.50%
Next $1 or more above that	-–	0.00%	0.25%	0.25%

Class C investments(7)
All amounts	-–	0.75%	0.25%	1.00%

Class I investments(8)
All amounts	-–	0.00%	0.00%	0.00%

Class R1 investments(5)
All amounts	-–	0.00%	0.50%	0.50%

Class R2 investments(5)
All amounts	-–	0.00%	0.25%	0.25%

Class R3 investments(5)
All amounts	-–	0.00%	0.50%	0.50%

Class R4 investments(5)
All amounts	-–	0.00%	0.15%	0.15%

Class R5 investments
All amounts	-–	0.00%	0.00%	0.00%

Class R6 investments	-–	0.00%	0.00%	0.00%
All amounts

Class 1 investments	-–	0.00%	0.00%	0.00%
All amounts

____________

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the front-end sales charge.

2

(3)	Selling Firm commission, Rule 12b-1 service fee, and any underwriter fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages due to rounding, when combined using simple addition.

(4)	The Distributor retains the balance.

(5)	For purchases of Class A, Class R1, Class R2, Class R3, and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Agreements” for description of Class A, Class R1, Class R2, Class R3, Class R4, and Class R5 Service Plan charges and payments.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. The Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(7)	For Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(8)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

3

John Hancock Funds II

Multimanager Lifestyle Aggressive Portfolio (formerly Lifestyle Aggressive Portfolio)

Multimanager Lifestyle Balanced Portfolio (formerly Lifestyle Balanced Portfolio)

Multimanager Lifestyle Conservative Portfolio (formerly Lifestyle Conservative Portfolio)

Multimanager Lifestyle Growth Portfolio (formerly Lifestyle Growth Portfolio)

Multimanager Lifestyle Moderate Portfolio (formerly Lifestyle Moderate Portfolio) (each a “Portfolio”)

Supplement dated August 1, 2017 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, the “First Year Broker or Other Selling Firm Compensation” table in the “SALES COMPENSATION” section is revised and restated as follows:

First Year Broker or Other Selling Firm Compensation

	Investor pays sales charge (% of offering price) (1)	Selling Firm receives commission (2)	Selling Firm receives Rule 12b-1 service fee	Total Selling Firm compensation (3)(4)
Class A investments (5)
Up to $49,999	5.00%	4.26%	0.25%	4.50%
$50,000 - $99,999	4.50%	3.76%	0.25%	4.00%
$100,000 - $249,999	3.50%	2.86%	0.25%	3.10%
$250,000 - $499,999	2.50%	2.11%	0.25%	2.35%
$500,000 - $999,999	2.00%	1.61%	0.25%	1.85%

Class A investments of $1 million or more (6)
First $1M - $4,999,999	-–	0.75%	0.25%	1.00%
Next $1 - $5M above that	-–	0.25%	0.25%	0.50%
Next $1 or more above that	-–	0.00%	0.25%	0.25%

Class A investments by certain Retirement Plans (6)
First $1 - $4,999,999	-–	0.75%	0.25%	1.00%
Next $1 - $5M above that	-–	0.25%	0.25%	0.50%
Next $1 or more above that	-–	0.00%	0.25%	0.25%
Class B investments (7)
All amounts	-–	3.75%	0.25%	4.00%

Class C investments (7)
All amounts	-–	0.75%	0.25%	1.00%

Class R1 investments (5)
All amounts	-–	0.00%	0.50%	0.50%

Class R2 investments (5)
All amounts	-–	0.00%	0.25%	0.25%

Class R3 investments (5)
All amounts	-–	0.00%	0.50%	0.50%

Class R4 investments (5)
All amounts	-–	0.00%	0.15%	0.15%

1

Class R5 investments
All amounts	-–	0.00%	0.00%	0.00%

Class R6 investments
All amounts	-–	0.00%	0.00%	0.00%

Class I investments (8)
All amounts		0.00%	0.00%	0.00%

Class 1 investments
All amounts	-–	0.00%	0.00%	0.00%

Class 5 investments
All amounts	-–	0.00%	0.00%	0.00%

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the front-end sales charge.

(3)	Selling Firm commission, Rule 12b-1 service fee, and any underwriter fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages due to rounding, when combined using simple addition.

(4)	The Distributor retains the balance.

(5)	For purchases of Class A, Class R1, Class R2, Class R3, and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Agreements” for description of Class A, Class R1, Class R2, Class R3, Class R4, and Class R5 Service Plan charges and payments.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. The Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(7)	For Class B and Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(8)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

2

John Hancock Funds II

Retirement Income 2040 Fund (the “Fund”)

Supplement dated August 1, 2017 to the current Class A, I, R6 shares Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, the “First Year Broker or Other Selling Firm Compensation” table in the “SALES COMPENSATION” section is revised and restated as follows:

First Year Broker or Other Selling Firm Compensation

	Investor pays sales charge (% of offering price) (1)	Selling Firm receives commission (2)	Selling Firm receives Rule 12b-1 service fee	Total Selling Firm compensation (3)(4)
Class A investments (5)
Less than $100,000	4.00%	3.50%	0.25%	3.75%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.05%	0.25%	2.30%
$500,000 - $999,999	2.00%	1.76%	0.25%	2.00%
Class A investments of $1 million or more (6)
First $1M - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%
Class A investments by certain Retirement Plans (6)
First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%
Class I investments (7)
All amounts	0.00%	0.00%	0.00%	0.00%
Class R6 investments
All amounts	0.00%	0.00%	0.00%	0.00%

____________

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the front-end sales charge.

(3)	Selling Firm commission, Rule 12b-1 service fee, and any underwriter fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages due to rounding, when combined using simple addition.

(4)	The Distributor retains the balance.

(5)	For purchases of Class A shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Agreements” for description of Class A Service Plan charges and payments.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. The Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(7)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds II

Technical Opportunities Fund (the “Fund”)

Supplement dated August 1, 2017 to the current Class R6 shares Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, the following section under the heading “ADDITIONAL SERVICES AND PROGRAMS” is amended and restated as follows:

Conversion Privilege. Provided a Fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the Fund, an investor who purchases Class I or R6 shares of such Fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the Fund, may be afforded an opportunity to make a conversion of (i) Class A or Class C shares of the Fund also owned by the investor to Class I shares or Class R6 shares of the Fund; or (ii) Class I shares of the Fund also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.

In addition: (i) Trustees; (ii) employees of the Advisor or its affiliates; and (iii) members of a fund’s portfolio management team, may make a conversion of Class A shares also owned by the investor in the same fund to Class R6 shares or, if Class R6 shares are unavailable, Class I shares of that fund.

The conversion of one share class to another share class of the same fund in the particular circumstances described above, should not cause the investor to realize taxable gain or loss. For further details, see “Additional Information Concerning Taxes” for information regarding the tax treatment of such conversions.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds II

Alternative Asset Allocation Fund	Multi-Index Lifestyle Portfolios
Asia Pacific Total Return Fund	Multimanager Lifetime Portfolios
Blue Chip Growth Fund	Natural Resources Fund
Emerging Markets Debt Fund	New Opportunities Fund
Emerging Markets Fund	Redwood Fund
Floating Rate Income Fund	Small Cap Value Fund
Fundamental Global Franchise Fund	Strategic Income Opportunities Fund
Global Equity Fund	U.S. Growth Fund
Income Allocation Fund
International Small Company Fund
(collectively, the funds)

Supplement dated August 1, 2017 to the current prospectus (the prospectus), as may be supplemented

Effective immediately, under “TRANSACTION POLICIES” in the “Exchanges” section the following paragraph is revised and restated as follows:

Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund, or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Equity Income Fund

International Small Company Fund (Classes R1, R2, R3, R4, R5, R6)

Spectrum Income Fund

(collectively, the funds)

Supplement dated August 1, 2017 to the current prospectus (the prospectus), as may be supplemented

Effective immediately, under “TRANSACTION POLICIES” in the “Exchanges” section the following paragraph is revised and restated as follows:

Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above. In addition, (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund’s portfolio management team may make a conversion of Class A shares also owned by the investor in the same fund to Class R6 shares or, if Class R6 shares are unavailable, Class I shares of that fund. Conversion of Class A shares and/or Class C shares to Class I shares or Class R6 shares, as applicable, of the same fund in these particular circumstances does not cause the investor to recognize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Asia Pacific Total Return Bond Fund	Multimanager Lifetime Portfolios
Fundamental Global Franchise Fund	Natural Resources Fund
Multi-Index Lifestyle Portfolios	Small Cap Value Fund

Supplement dated August 1, 2017 to the current Class A shares prospectus (the prospectus), as may be supplemented

Effective immediately, under “PURCHASE AND SALE OF FUND SHARES” the first sentence is amended and restated as follows:

The minimum initial investment requirement for Class A shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class A	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment, for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Alternative Asset Allocation Fund	Income Allocation Fund
Blue Chip Growth Fund	International Small Company Fund
Emerging Markets Debt Fund	New Opportunities Fund
Emerging Markets Fund	Redwood Fund
Equity Income Fund	Spectrum Income Fund
Floating Rate Income Fund	Strategic Income Opportunities Fund
Global Equity Fund	U.S. Growth Fund

Supplement dated August 1, 2017 to the current Class A and Class C prospectus (the prospectus), as may be supplemented

Effective immediately, under “PURCHASE AND SALE OF FUND SHARES” the first sentence is amended and restated as follows:

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class A and Class C	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment, for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated August 1, 2017 to the current prospectus offering Class A shares (the prospectus), as may be supplemented

Effective immediately, the following bullet has been added under the heading “Class A shares” in the “CHOOSING AN ELIGIBLE SHARE CLASS” section:

•	Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.

Effective immediately, the ninth bullet under the heading “Waivers for certain investors” in the “SALES CHARGE REDUCTIONS AND WAIVERS” section is amended and restated as follows:

•	Participants in group retirement plans that are eligible and permitted to purchase Class A shares as described in the "Choosing an eligible share class" section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial advisor for further information.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated August 1, 2017 to the current Statement of Additional Information (SAI), as may be supplemented

Effective immediately, the “First Year Broker or Other Selling Firm Compensation” table in the “SALES COMPENSATION” section is revised and restated as follows:

First Year Broker or Other Selling Firm Compensation

	Investor pays sales charge (% of offering price)(1)	Selling Firm receives commission(2)	Selling Firm Receives Rule 12b-1 service fee	Total Selling Firm compensation(3)(4)
Class A investments (Equity Funds) (5)
Up to $49,999	5.00%	4.26%	0.25%	4.50%
$50,000 - $99,999	4.50%	3.76%	0.25%	4.00%
$100,000 - $249,999	3.50%	2.86%	0.25%	3.10%
$250,000 - $499,999	2.50%	2.11%	0.25%	2.35%
$500,000 - $999,999	2.00%	1.61%	0.25%	1.85%

Class A investments (Asia Pacific Total Return Bond Fund, Emerging Markets Debt Fund, Income Allocation Fund, and Strategic Income Opportunities Fund) (5)
Less than $100,000	4.00%	3.50%	0.25%	3.75%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.05%	0.25%	2.30%
$500,000 - $999,999	2.00%	1.76%	0.25%	2.00%

Class A investments (Floating Rate Income Fund) (5)
Less than $100,000	2.50%	2.00%	0.25%	2.25%
$100,000 - $249,999	2.00%	1.50%	0.25%	1.75%
$250,000 - $9,999,999(6)	-–	0.25%	0.25%	0.50%
$10 million and over(6)	-–	-–	0.25%	0.25%

Class A investments of $1 million or more(6)
First $1M-$4,999,999	-–	0.75%	0.25%	1.00%
Next $1-$5M above that	-–	0.25%	0.25%	0.50%
Next $1 or more above that	-–	0.00%	0.25%	0.25%

Class A investments by certain Retirement Plans(6)
First $1M-$4,999,999	-–	0.75%	0.25%	1.00%
Next $1-$5M above that	-–	0.25%	0.25%	0.50%
Next $1 or more above that	-–	0.00%	0.25%	0.25%

Class B investments(7)
All amounts	-–	3.75%	0.25%	4.00%

Class C investments(7)
All amounts	-–	0.75%	0.25%	1.00%

Class R1 investments(5)
All amounts	0.00%	0.00%	0.50%	0.50%
Class R2 investments(5)
All amounts	0.00%	0.00%	0.25%	0.25%
Class R3 investments(5)
All amounts	0.00%	0.00%	0.50%	0.50%

	Investor pays sales charge (% of offering price)(1)	Selling Firm receives commission(2)	Selling Firm Receives Rule 12b-1 service fee	Total Selling Firm compensation(3)(4)
Class R4 investments(5)
All amounts	0.00%	0.00%	0.15%	0.15%
Class R5 investments
All amounts	0.00%	0.00%	0.00%	0.00%
Class 1 investments
All amounts	0.00%	0.00%	0.00%	0.00%
Class I investments(8)
All amounts	0.00%	0.00%	0.00%	0.00%
Class R6 investments
All amounts	0.00%	0.00%	0.00%	0.00%

Class ADV investments(5)
All amounts	-–	0.00%	0.25%	0.25%

(1) See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2) For Class A investments under $1 million (or $250,000 with respect to investments in Class A shares of Floating Rate Income Fund), a portion of the Selling Firm’s commission is paid out of the front-end sales charge.

(3) Selling Firm commission, Rule 12b-1 service fee, and any underwriter fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages due to rounding, when combined using simple addition.

(4) The Distributor retains the balance.

(5) For purchases of Class A, Class R1, Class R2, Class R3, Class R4, and Class ADV shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Agreements” for a description of Class A, Class R1, Class R2, Class R3, Class R4, and Class ADV Rule 12b-1 Plan charges and payments.

(6) Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. The Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(7) For Class B and Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(8) The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

You should read this Supplement in conjunction with the SAI and retain it for future reference.